Summary of Significant Accounting Policies - Recently Adopted Accounting Standards (Detail) $ in Millions	Dec. 31, 2014 USD ($)
Noncurrent deferred tax assets	$ 0.0
Current Deferred tax liabilities	0.0
Previously Reported
Noncurrent deferred tax assets	1.0
Current Deferred tax liabilities	$ 1.0